CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Operating activities
Profit / (loss) before tax from continuing operations	$ 338	$ 111
Non-cash adjustments to reconcile profit before tax to net cash flows:
Depreciation, amortization and impairment loss / (reversal)	940	1,049
Gain / (loss) on disposal of non-current assets	37	9
Gain / (loss) on sale of subsidiaries	(20)
Finance income	(31)	(46)
Finance costs	423	447
Other non-operating losses	25	152
Share of loss and impairment of joint ventures and associates		132
Net foreign exchange gain	(1)	(62)
Changes in trade and other receivables and prepayments	181	(66)
Changes in inventories	(120)	11
Changes in trade and other payables	100	119
Changes in provisions and pensions	7	(69)
Interest paid	(397)	(418)
Interest received	32	36
Income tax paid	(212)	(243)
Net cash flows from operating activities	1,302	1,162
Investing activities
Proceeds from sale of property and equipment and intangible assets	7	15
Purchase of property and equipment and intangible assets	(1,177)	(1,196)
Receipts / (payment on) from deposits	1,042	(24)
Receipts from / (investment in) of financial assets	36	(109)
Proceeds from sale of subsidiaries, net of cash disposed	2
Net cash flows from / (used in) investing activities	(90)	(1,314)
Financing activities
Acquisition of non-controlling interest		(259)
Proceeds from borrowings, net of fees paid	607	4,442
Repayment of borrowings	(1,643)	(3,606)
Dividends paid to owners of the parent	(286)	(332)
Dividends paid to non-controlling interests	(11)	(82)
Net cash flows from / (used in) financing activities	(1,333)	163
Net (decrease) / increase in cash and cash equivalents	(121)	11
Net foreign exchange difference	(47)	(74)
Cash and cash equivalents classified as held for sale at the beginning of period	10
Cash and cash equivalents classified as held for sale at the end of the period	(4)	(6)
Cash and cash equivalents at beginning of period	1,304	2,942
Cash and cash equivalents at end of period net of overdrafts	$ 1,142	$ 2,873